Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings Adjustment	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Adjustment	Total
Balance at Dec. 31, 2019		$ 96,215	$ 148,075		$ 2,200,568	$ 2,345	$ (329,150)		$ 2,118,053
Balance (in shares) at Dec. 31, 2019	96,215
Increase (decrease) in shareholders' equity
Net income					167,319				167,319
Dividends:
Payable/Cash					(69,928)				(69,928)
Purchase of treasury stock							(48,878)		(48,878)
Exercise of stock options		26	516						542
Exercise of stock options (in shares)	26
Stock compensation expense recognized in earnings			743						743
Other comprehensive loss, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments						18,480			18,480
Balance at Dec. 31, 2020		96,241	149,334	$ (8,333)	2,289,626	20,825	(378,028)	$ (8,333)	2,177,998
Balance (in shares) at Dec. 31, 2020	96,241
Increase (decrease) in shareholders' equity
Net income					253,922				253,922
Dividends:
Payable/Cash					(72,838)				(72,838)
Purchase of treasury stock							(716)		(716)
Exercise of stock options		110	2,304						2,414
Exercise of stock options (in shares)	110
Stock compensation expense recognized in earnings			506						506
Other comprehensive loss, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments						(52,805)			(52,805)
Balance at Dec. 31, 2021		96,351	152,144		2,470,710	(31,980)	(378,744)		2,308,481
Balance (in shares) at Dec. 31, 2021	96,351
Increase (decrease) in shareholders' equity
Net income					300,232				300,232
Dividends:
Payable/Cash					(75,375)				(75,375)
Purchase of treasury stock							(52,048)		(52,048)
Exercise of stock options		69	1,468						1,537
Exercise of stock options (in shares)	69
Stock compensation expense recognized in earnings			449						449
Other comprehensive loss, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments						(438,517)			(438,517)
Balance at Dec. 31, 2022		$ 96,420	$ 154,061		$ 2,695,567	$ (470,497)	$ (430,792)		$ 2,044,759
Balance (in shares) at Dec. 31, 2022	96,420